1. Business, Going Concern, Liquidity and Summary of Significant Accounting Policies: Fair Value of Financial Instruments (Policies)	12 Months Ended
Mar. 31, 2018
Policies
Fair Value of Financial Instruments

Fair Value of Financial Instruments

The carrying amounts of financial instruments classified as current assets or liabilities, including accounts receivable, accounts payable and accrued expenses approximate fair value because of the short maturity of these instruments.